Notes to the Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Summary of Changes in Liabilities Arising From Financing Activities

The following table shows the changes in liabilities arising from financing activities:

	January 1, 2017	Cash flows	Foreign exchange movement	Others	December 31, 2017
	(in million pesos)
Interest-bearing financial liabilities	185,032	(13,097)	417	259	172,611
Long-term financing for capital expenditures	13,673	(7,735)	—	(358)	5,580
Dividends	1,544	(16,617)	—	16,648	1,575
	200,249	(37,449)	417	16,549	179,766